Issued Capital (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of classes of share capital [abstract]
Schedule of Warrants and Options

The following outlines the movements of the Company's warrants and options:

	Warrants	Share Options	Total
	($)	($)	($)
Balance, as at April 30, 2021	6,352	—	6,352
Common shares issued upon exercise of warrants	(1,922)	—	(1,922)
Common shares issued upon exercise of options	—	(210)	(210)
Share-based compensation	—	1,268	1,268
Balance, as at April 30, 2022	4,430	1,058	5,488
Common shares issued upon exercise of warrants	(48)	—	(48)
Common shares issued upon exercise of options	—	(48)	(48)
Share-based compensation	—	927	927
Balance, as at April 30, 2023	4,382	1,937	6,319

Schedule of Share Options

The following outlines movements of the Company's share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at April 30, 2022	755,000	3.62
Granted	500,750	3.29
Forfeited	(22,250)	3.43
Exercised	(37,500)	3.49
Balance at April 30, 2023	1,196,000	3.50

Schedule of Black Scholes Options Pricing Model

The weighted average fair value of the share options granted was $1.72 per share and it was estimated at the date of the grants using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	2.75%
Expected life (years)	3.60
Expected volatility	70.42%
Expected dividend yield	0.00%
Estimated forfeiture rate	4.63%

Schedule of Share Options Outstanding and Exercisable

A summary of share options outstanding and exercisable at April 30, 2023, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
5.46	40,000	5.46	3.38	40,000	5.46	3.38
4.93	5,000	4.93	3.71	3,750	4.93	3.71
4.20	1,000	4.20	4.36	1,000	4.20	4.36
4.10	50,000	4.10	3.09	50,000	4.10	3.09
3.49	612,500	3.49	3.09	612,500	3.49	3.09
3.31	100,000	3.31	1.04	75,000	3.31	1.04
3.31	332,500	3.31	4.04	166,875	3.31	4.04
3.26	25,000	3.26	4.14	12,500	3.26	4.14
3.15	5,000	3.15	4.49	2,500	3.15	4.49
2.88	25,000	2.88	4.19	12,500	2.88	4.19
	1,196,000	$3.50	3.25	976,625	$3.55	3.14